EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' DEFICIT
Schedule of shares of common stock

	Number of	Price Per
Month	Common Shares	Share	Proceeds
March 2023	108,642	$3.50	$380,250
April 2023	42,858	3.50	150,000
May 2023	57,143	3.50	200,000
June 2023	42,858	3.50	150,000
July 2023	85,715	3.50	300,000
August 2023	57,143	3.50	200,000
October 2023	22,856	3.50	80,000
November 2023	30,005	3.50	105,019
December 2023	44,286	(1)	(1)
Total 2023	491,506	—	$1,565,269

January 2024	3,429	$3.50	12,000
Total 2024	3,429	—	$12,000

Month	Number of Common Shares	Price Per Share		Proceeds
March 2023	108,642	$3.50		$380,250
April 2023	42,858	3.50		150,000
May 2023	57,143	3.50		200,000
June 2023	42,858	3.50		150,000
July 2023	85,715	3.50		300,000
August 2023	57,143	3.50		200,000
October 2023	22,856	3.50		80,000
November 2023	30,005	3.50		105,019
December 2023	44,286		(1)		(1)
Total	491,506			$1,565,269

(1)On December 28, 2023, the Company entered into a Convertible Promissory Note with Joel Solis, Chairman, in the amount of $155,000 (the “Solis Note”). On the earlier of (i) February 15, 2024 or (ii) closing of the Company’s business combination with Roth CH Acquisition V Co., the Company shall, except if elected otherwise by Mr. Solis, pay an amount representing all the outstanding principal, accrued and unpaid interest and unpaid late charges. The Company may prepay any portion of the Solis Note at any time. Mr. Solis may convert the outstanding balance of Solis Note (“Conversion Amount”) into a validly issued, fully paid and non-assessable share of common stock. The number of shares shall be determined by dividing the Conversion Amount by $3.50. On December 28, 2023, Mr. Solis elected to convert the Solis Note into 44,286 shares of common stock.